Supplemental Condensed Consolidating Financial Statement Information - Statements Of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Revenues:
Gaming	$ 1,190,202		$ 1,254,558		$ 1,289,656
Food and beverage	86,251		92,149		91,072
Hotel	40,873		39,609		35,892
Retail, entertainment and other	118,559		112,194		110,568
Gross revenues	1,435,885		1,498,510		1,527,188
Less-Promotional allowances	(95,857)		(99,197)		(108,809)
Net revenues	1,340,028		1,399,313		1,418,379
Operating costs and expenses:
Gaming	708,929		771,909		790,451
Gaming and other operations			871,874		879,808
Food and beverage	41,575		44,949		41,515
Advertising, general and administrative			215,550		218,696
Hotel	14,339		14,293		12,996
Retail, entertainment and other	43,859		40,723		34,846
Advertising, general and administrative	192,673		198,171		201,992
Corporate	28,122		17,379		16,704
Depreciation and amortization	80,317		85,030		90,032
Loss on disposition of assets	241		353		0
Severance	29		12,521		244
Pre-opening	687		0		0
Relinquishment liability reassessment	(249)		(11,439)		(8,805)
Total operating costs and expenses	1,110,522		1,173,889		1,179,975
Income (loss) from operations	229,506		225,424		238,404
Other income (expense):
Accretion of discount to the relinquishment liability	(4,974)		(8,248)		(11,366)
Interest income	6,271		4,492		2,732
Interest expense, net of capitalized interest	(170,150)		(146,057)		(117,710)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)		(14,326)		0
Loss on early exchange of debt and write-off of debt issuance costs			(14,326)
Loss on interests in subsidiaries	0		0		0
Other expense, net	(1,595)		(44)		(217)
Other income (expense), net			4,448		2,515
Total other expense	(181,964)		(164,183)		(126,561)
Net income (loss)	47,542		61,241		111,843
Loss attributable to non-controlling interests	2,784		2,019		2,134
Net income (loss) attributable to Mohegan Tribal Gaming Authority	50,326		63,260		113,977
Authority
Revenues:
Gaming	911,180
Food and beverage	59,334
Hotel	40,873
Retail, entertainment and other	100,545
Gross revenues	1,111,932
Less-Promotional allowances	(76,407)
Net revenues	1,035,525		1,079,411		1,112,021
Operating costs and expenses:
Gaming	507,069
Gaming and other operations			643,557		656,319
Food and beverage	33,297
Advertising, general and administrative			177,486		183,246
Hotel	14,339
Retail, entertainment and other	40,371
Advertising, general and administrative	159,869
Corporate	14,841
Depreciation and amortization	67,097		68,666		69,388
Loss on disposition of assets	222		68
Severance	(146)		12,521		244
Pre-opening	0
Relinquishment liability reassessment	(249)		(11,439)		(8,805)
Total operating costs and expenses	836,710		890,859		900,392
Income (loss) from operations	198,815		188,552		211,629
Other income (expense):
Accretion of discount to the relinquishment liability	(4,974)		(8,248)		(11,366)
Interest income	146
Interest expense, net of capitalized interest	(118,303)		(72,520)		(60,859)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)
Loss on early exchange of debt and write-off of debt issuance costs			(14,326)
Loss on interests in subsidiaries	(13,834)		(30,498)		(25,311)
Other expense, net	(8)
Other income (expense), net			300		(116)
Total other expense	(148,489)
Net income (loss)	50,326		63,260		113,977
Loss attributable to non-controlling interests	0		0		0
Net income (loss) attributable to Mohegan Tribal Gaming Authority	50,326		63,260		113,977
Total Guarantor Subsidiaries
Revenues:
Gaming	279,022	[1]
Food and beverage	26,917	[1]
Hotel	0	[1]
Retail, entertainment and other	16,679	[1]
Gross revenues	322,618	[1]
Less-Promotional allowances	(17,300)	[1]
Net revenues	305,318	[1]	321,563	[1]	308,274	[1]
Operating costs and expenses:
Gaming	201,860	[1]
Gaming and other operations			230,263	[1]	225,405	[1]
Food and beverage	8,280	[1]
Advertising, general and administrative			33,272	[1]	31,491	[1]
Hotel	0	[1]
Retail, entertainment and other	5,589	[1]
Advertising, general and administrative	32,997	[1]
Corporate	0	[1]
Depreciation and amortization	13,220	[1]	16,364	[1]	20,644	[1]
Loss on disposition of assets	19	[1]	285	[1]
Severance	175	[1]	0	[1]	0	[1]
Pre-opening	687	[1]
Relinquishment liability reassessment	0	[1]	0	[1]	0	[1]
Total operating costs and expenses	262,827	[1]	280,184	[1]	277,540	[1]
Income (loss) from operations	42,491	[1]	41,379	[1]	30,734	[1]
Other income (expense):
Accretion of discount to the relinquishment liability	0	[1]	0	[1]	0	[1]
Interest income	2,320	[1]
Interest expense, net of capitalized interest	(44,126)	[1]	(69,533)	[1]	(54,713)	[1]
Loss on early exchange of debt and write-off of debt issuance costs	0	[1]
Loss on early exchange of debt and write-off of debt issuance costs			0	[1]
Loss on interests in subsidiaries	(7,389)	[1]	(1,944)	[1]	(2,053)	[1]
Other expense, net	0	[1]
Other income (expense), net			1,051	[1]	721	[1]
Total other expense	(49,195)	[1]
Net income (loss)	(6,704)	[1]	(29,047)	[1]	(25,311)	[1]
Loss attributable to non-controlling interests	0	[1]	0	[1]	0	[1]
Net income (loss) attributable to Mohegan Tribal Gaming Authority	(6,704)	[1]	(29,047)	[1]	(25,311)	[1]
Total Non Guarantor Entities
Revenues:
Gaming	0	[2]
Food and beverage	0	[2]
Hotel	0	[2]
Retail, entertainment and other	1,575	[2]
Gross revenues	1,575	[2]
Less-Promotional allowances	(4)	[2]
Net revenues	1,571	[2]	285	[2]	0	[2]
Operating costs and expenses:
Gaming	0	[2]
Gaming and other operations			0	[2]	0	[2]
Food and beverage	(2)	[2]
Advertising, general and administrative			4,582	[2]	3,959	[2]
Hotel	0	[2]
Retail, entertainment and other	0	[2]
Advertising, general and administrative	13,373	[2]
Corporate	0	[2]
Depreciation and amortization	0	[2]	0	[2]	0	[2]
Loss on disposition of assets	0	[2]	0	[2]
Severance	0	[2]	0	[2]	0	[2]
Pre-opening	0	[2]
Relinquishment liability reassessment	0	[2]	0	[2]	0	[2]
Total operating costs and expenses	13,371	[2]	4,582	[2]	3,959	[2]
Income (loss) from operations	(11,800)	[2]	(4,297)	[2]	(3,959)	[2]
Other income (expense):
Accretion of discount to the relinquishment liability	0	[2]	0	[2]	0	[2]
Interest income	6,064	[2]
Interest expense, net of capitalized interest	(9,980)	[2]	(4,979)	[2]	(2,798)	[2]
Loss on early exchange of debt and write-off of debt issuance costs	0	[2]
Loss on early exchange of debt and write-off of debt issuance costs			0	[2]
Loss on interests in subsidiaries	0	[2]	0	[2]	0	[2]
Other expense, net	(1,587)	[2]
Other income (expense), net			4,072	[2]	2,570	[2]
Total other expense	(5,503)	[2]
Net income (loss)	(17,303)	[2]	(5,204)	[2]	(4,187)	[2]
Loss attributable to non-controlling interests	0	[2]	0	[2]	0	[2]
Net income (loss) attributable to Mohegan Tribal Gaming Authority	(17,303)	[2]	(5,204)	[2]	(4,187)	[2]
Consolidating/Eliminating Adjustments
Revenues:
Gaming	0
Food and beverage	0
Hotel	0
Retail, entertainment and other	(240)
Gross revenues	(240)
Less-Promotional allowances	(2,146)
Net revenues	(2,386)		(1,946)		(1,916)
Operating costs and expenses:
Gaming	0
Gaming and other operations			(1,946)		(1,916)
Food and beverage	0
Advertising, general and administrative			210		0
Hotel	0
Retail, entertainment and other	(2,101)
Advertising, general and administrative	(13,566)
Corporate	13,281
Depreciation and amortization	0		0		0
Loss on disposition of assets	0		0
Severance	0		0		0
Pre-opening	0
Relinquishment liability reassessment	0		0		0
Total operating costs and expenses	(2,386)		(1,736)		(1,916)
Income (loss) from operations	0		(210)		0
Other income (expense):
Accretion of discount to the relinquishment liability	0		0		0
Interest income	(2,259)
Interest expense, net of capitalized interest	2,259		975		660
Loss on early exchange of debt and write-off of debt issuance costs	0
Loss on early exchange of debt and write-off of debt issuance costs			0
Loss on interests in subsidiaries	21,223		32,442		27,364
Other expense, net	0
Other income (expense), net			(975)		(660)
Total other expense	21,223
Net income (loss)	21,223		32,232		27,364
Loss attributable to non-controlling interests	2,784		2,019		2,134
Net income (loss) attributable to Mohegan Tribal Gaming Authority	$ 24,007		$ 34,251		$ 29,498

[1]	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.